Provisions and Contingent Provisions (Details) - Schedule of Provisions for Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Provision for short-term benefits	$ 75,726	$ 73,543
Provision for long-term benefits	558	0
Provision for seniority compensation	1	0
Provision for other personnel benefits	0	0
Total	$ 76,285	$ 73,543